FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 805,037,070	$ 805,017,218
Private Placement Warrants		28,240,000
Public Warrants	110,486,250	71,041,250
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Private Placement Warrants	$ 43,920,000	$ 28,240,000